Thornburg Intermediate Municipal Fund
All data as of 9.30.2000

Thornburg Intermediate Municipal Fund
                                            A Share           C Shares
SEC Yield ...........................        4.56%              4.20%
Taxable Equivalent Yields ...........        7.55%              6.95%
NAV .................................   $   12.78          $   12.79
Max. Offering Price .................   $   13.04          $   12.79

(Annual Average - After Subtracting Maximum Sales Charge)
One Year.............................       1.13%               2.70%
Five Year ...........................       3.89%               3.87%
Since Inception .....................       5.77%               4.41%
Inception Date                          (7.23.1991)          (9.1.1994)

Taxable equivalent yields assume a 39.6% marginal federal tax rate.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds Class A Shares is 2.00%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder:

After falling to very low levels in October 1998, interest rates rose steadily throughout 1999 and into the early spring of this year. Interest rates on the shortest maturity bonds increased the most, a normal occurrence when the Fed is applying the brakes to a roaring economy. Thornburg Intermediate Municipal Fund's net asset value fell as rising interest rates lowered bond prices. In recent months, interest rates have begun to relax on evidence of a slowing economy. Your fund's net asset value has recovered much of the loss from earlier in the year.

 The net asset value of the A shares decreased by 22 cents to $12.78 during the fiscal year ended September 30, 2000. If you were with us for the entire period, you received dividends of 62.5 cents per share, a slight increase over fiscal 1999. If you reinvested your dividends, you received 63.9 cents per share. Investors who owned C shares received dividends of 56.8 and 58 cents per share, respectively.

Your Thornburg Intermediate Municipal Fund is a laddered bond portfolio, consisting of over 350 municipal obligations from 48 states and 3 U.S. territories. Approximately 88% of the bonds are rated A or better by one of the major rating agencies. We expect to continue to increase the overall quality of your portfolio in the coming months. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

2 years        = 17%      year 2  = 17%    2 to 4 years  = 11%    year 4 = 28%
4 to 6 years   = 13%      year 6  = 41%    6 to 8 years  = 11%    year 8 = 52%
8 to 10 years  = 15%      year 10 = 67%   10 to 12 years = 11%   year 12 = 78%
12 to 14 years = 12%      year 14 = 90%   14 to 16 years = 4%    year 16 = 94%
Over 16 years  = 4%       year 18 = 98%
Over 18 years  = 2%

Today, your fund's weighted average maturity is 8.3 years. We always keep it below 10 years. Over the last 6 months, your average portfolio maturity has increased slightly, as we took advantage of the investment opportunities in 8 year and longer maturity bonds last spring and summer. This will be dependent on year-end investment opportunities and prospects for the world economy.

Municipal bond issuance is down about 20% from last year due to swelling tax receipts to most state and local government entities. We believe the surpluses have crested, due to pressure for tax cuts, demands for more governmental services, and the first signs of slowing tax collections. California may be leading the way, with both a 17% increase in general fund expenditures and large tax rebates scheduled for the current fiscal year! Meanwhile, the Finance
Secretary of the Commonwealth of Virginia noted in late October that "exceptionally sluggish" payroll and sales tax collections in September had contributed to soft overall tax collections (up 1.7%, year over year) for the most recent quarter. Stay tuned.

If evidence of slowing economic activity continues to mount in the months to come, we expect market interest rates for short maturity bonds and money market instruments to drop significantly. Equity investors, by and large, are having a rough year. In a slowing economy, we expect long-ignored investment grade bonds to increase in popularity with investors. You're already invested, so stay put. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk adjusted performance. Thank you for investing in Thornburg Intermediate Municipal Fund.


Sincerely,



Brian J. McMahon           George T. Strickland
Portfolio Manager          Portfolio Manager

Past performance cannot guarantee future results.
*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of Sept. 30, 2000. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten year (if applicable) risk-adjusted performance. The Intermediate National Fund received four stars for the three and five year periods ended 9/30/00. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The fund was rated exclusively against US-domiciled funds. The fund was rated among 1,720 and 1,472 municipal funds for the three and five year periods ending 9/30/00, respectively.

Statement of assets and liabilities
ASSETS
Investments at value (cost $366,587,185)   $367,457,734
Cash ...................................      1,077,166
Receivable for investments sold ........      3,571,465
Receivable for fund shares sold ........        475,850
Interest receivable ....................      5,845,942
Prepaid expenses and other assets ......         25,377

         Total Assets ..................    378,453,534

LIABILITIES
Payable for securities purchased .......      2,864,492
Payable for fund shares redeemed .......        956,882
Accounts payable and accrued expenses ..        105,772
Payable to investment advisor (Note 3) .        146,577
Dividends payable ......................        522,296

         Total Liabilities .............      4,596,019

NET ASSETS .............................   $373,857,515

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($322,941,948 applicable to 25,278,947 shares of beneficial interest
outstanding - Note 4) ......................................   $   12.78

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share) .................        0.26

Maximum Offering Price Per Share ...........................   $   13.04

Class C Shares:
Net asset value and offering price per share * ($33,352,655
applicable to 2,607,298 shares of beneficial interest
outstanding - Note 4) ......................................   $   12.79

Class I Shares:
Net asset value, offering and redemption price per share
($17,562,912 applicable to 1,376,706 shares of beneficial
interest outstanding - Note 4) .............................   $   12.76



*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations
INVESTMENT INCOME:
Interest income (net of premium amortized of $1,052,958) ...   $ 22,580,663

EXPENSES:
Investment advisory fees (Note 3) ..........................      1,950,832
Administration fees (Note 3)
         Class A Shares ....................................        423,251
         Class C Shares ....................................         40,363
         Class I Shares ....................................          9,638
Distribution and service fees (Note 3)
         Class A Shares ....................................        829,572
         Class C Shares ....................................        322,900
Transfer agent fees ........................................        226,983
Custodian fees .............................................        211,113
Registration and filing fees ...............................         59,231
Professional fees ..........................................         40,625
Accounting fees ............................................         41,800
Trustee fees ...............................................          7,208
Other expenses .............................................         28,367

                  Total Expenses ...........................      4,191,883
Less:
         Expenses reimbursed by investment advisor (Note 3)        (467,668)
         Distribution fees waived on Class C shares (Note 3)       (129,157)

                  Net Expenses .............................      3,595,058

                  Net Investment Income ....................     18,985,605

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (Note 5)
Net realized loss on investments sold ......................     (4,401,987)
Decrease in unrealized appreciation of investments .........     (2,896,806)

                  Net Realized and Unrealized
                  Loss on Investments ......................     (7,298,793)

                  Net Increase in Net Assets Resulting
                  From Operations ..........................   $ 11,686,812

See notes to financial statements ..........................

Statements of changes in net assets
                                              Year Ended        Year Ended
                                         September 30, 2000   September 30, 1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .................. $  18,985,605    $  19,344,954
Net realized loss on investments sold ..    (4,401,987)      (1,706,387)
Decrease in unrealized appreciation
of investments .........................    (2,896,806)     (22,393,490)

         Net Increase (Decrease) in Assets
         Resulting from Operations .....    11,686,812       (4,754,923)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares .........................   (16,567,682)     (17,170,391)
         Class C Shares ................    (1,433,738)      (1,101,652)
         Class I Shares ................      (984,185)      (1,072,911)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ................   (34,568,930)      17,006,019
         Class C Shares ................     1,422,808       13,257,999
         Class I Shares ................      (854,011)        (427,657)

         Net Increase (Decrease)
         in Net Assets  ................   (41,298,926)       5,736,484

NET ASSETS:
         Beginning of year..............    415,156,441      409,419,957

         End of year ...................  $ 373,857,515    $ 415,156,441


See notes to financial statements

Notes to financial statements
Note 1 - Organization
Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. Expenses which are applicable to all series of the trust are allocated to each series based on their relative net assets. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 2000 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital gain distributions will be made.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 2000, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2000, the Adviser voluntarily reimbursed certain class specific transfer agent fees of $414,837 for Class A, $30,057 for Class C, and $22,774 for Class I, respectively
 . The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the
year  ended  September  30,  2000,  the   Distributor   earned  net  commissions
aggregating $1,037 from the sale of Class A shares and collected contingent deferred sales charges aggregating $3,571 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the year ended September 30, 2000, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Note 4 - Shares of Beneficial Interest At September 30, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $382,761,744. Transactions in shares of beneficial interest were as follows:

                                         Year Ended              Year Ended
                                     September 30, 2000      September 30, 1999
Class A Shares                      Shares      Amount      Shares     Amount
Shares sold ................      3,999,003 $ 51,141,300  5,704,529 $77,034,692
Shares issued to shareholders in
  reinvestment of dividends         819,715   10,459,8      819,140  11,025,834
Shares repurchased .........     (7,533,988)(96,170,108) (5,288,828)(71,054,507)

Net Increase (Decrease) ....     (2,715,270)$(34,568,930) 1,234,841 $17,006,019

Class C Shares
Shares sold ................      1,069,370 $13,668,174   1,556,226 $20,958,010
Shares issued to shareholders
  in reinvestment of distributions   95,910   1,225,144      68,928     926,111
Shares repurchased .........     (1,052,945)(13,470,510)   (644,090) (8,626,122)

Net Increase ...............        112,335 $ 1,422,808     981,064 $13,257,999

Class I Shares
Shares sold ................        794,627 $10,147,217     578,942 $ 7,856,556
Shares issued to shareholders in
         reinvestment of dividends   46,862     596,532      29,386     392,038
Shares repurchased .........       (910,889)(11,597,760)   (651,720) (8,676,251)

Net Increase (Decrease) ....        (69,400)  $(854,011)    (43,392) $(427,657)

Note 5 - Securities Transactions
For the year ended September 30, 2000, the Fund had purchase and sale transactions (excluding short-term securities) of $85,837,107 and $150,692,268, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At September 30, 2000, net unrealized appreciation of investments was $870,549 resulting from $9,235,884 gross unrealized appreciation and $8,365,335 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at September 30, 2000 aggregated $9,774,778.
At September 30, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
                  2003     $        $1,237,000
                  2004              2,202,000
                  2005              200,000
                  2006              28,000
                  2007              6,000
                  2008              2,563,000
                           $        6,236,000

At September 30, 2000, the Fund had deferred capital losses occurring subsequent to October 31, 1999 of $3,539,000. For tax purposes, such losses, will be reflected in the year ending September 30, 2001.

Financial highlights

                                          Year Ended September 30,
                                      2000     1999   1998     1997    1996
Class A Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year  $13.00  $13.76 $ 13.46  $ 13.23  $ 13.18

Income from investment operations:
  Net investment income ...........   0.63    0.62    0.63     0.66     0.68
  Net realized and unrealized
  gain (loss) on investments ......  (0.22)  (0.76)   0.30     0.23     0.05


Total from investment operations ..   0.41   (0.14)   0.93     0.89     0.73
Less dividends from:
  Net investment income ...........  (0.63)  (0.62)  (0.63)   (0.66)   (0.68)


Change in net asset value .........  (0.22)  (0.76)   0.30     0.23     0.05


Net asset value, end of year ...... $12.78 $ 13.00 $ 13.76 $  13.46 $  13.23

  Total Return (a) ................   3.23%  (1.09)% 7.08%    6.90%     5.64%

Ratios/Supplemental Data Ratios to average net assets:
  Net investment income ............  4.89%   4.59%  4.65%    4.96%     5.12%
Expenses, after expense reductions .  0.89%   0.99%  1.00%    1.00%     1.00%
  Expenses, before expense reductions 1.02%   1.02%  1.04%    1.05%     1.09%

Portfolio turnover rate ............ 21.97%  23.17% 16.29%   15.36%    12.64%

Net assets at end of year (000) ...$ 322,942 $363,908 $368,108 $309,293 $246,128


(a) Sales loads are not reflected in computing total return which is not annualized for periods less than one year.

Class C Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year . $ 13.02  $ 13.77  $ 13.48  $ 13.24  $ 13.20

Income from investment operations:
  Net investment income ............    0.57     0.56     0.58     0.61     0.63
  Net realized and unrealized
  gain (loss) on investments .......   (0.23)   (0.75)    0.29     0.24     0.04
Total from investment operations ... 0.34 (0.19) 0.87 0.85 0.67 Less dividends from:
  Net investment income ............   (0.57)   (0.56)   (0.58)   (0.61)  (0.63)

Change in net asset value ..........   (0.23)   (0.75)    0.29     0.24     0.04

Net asset value, end of year ....... $ 12.79 $  13.02 $  13.77 $  13.48  $ 13.24

Total Return (a) ...................    2.70%   (1.48)%  6.57%    6.55%    5.14%
Ratios/Supplemental Data
Ratios to average net assets:
  Net investment income ............    4.44%     4.19%  4.23%    4.55%    4.73%
  Expenses, after expense reductions    1.34%     1.40%  1.40%    1.40%    1.40%
Expenses, before expense reductions     1.83%     1.85%  1.93%    1.99%    1.97%
Portfolio turnover rate ............   21.97%    23.17%  16.29%  15.36%   12.64%
Net assets at end of year (000) .... $ 33,353  $32,477 $20,852 $11,292  $  7,586



(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.

Class I Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year .. $ 12.98  $ 13.74 $ 13.44 $ 13.23 $  13.00


Income from investment operations:
  Net investment income .............    0.65     0.66    0.67    0.70     0.17
  Net realized and unrealized
  gain (loss) on investments ........   (0.22)   (0.76)   0.30    0.21     0.23

Total from investment operations ....    0.43    (0.10)   0.97    0.91     0.40
Less dividends from:
  Net investment income .............   (0.65)   (0.66)  (0.67)  (0.70)    0.17)


Change in net asset value ...........   (0.22)   (0.76)   0.30    0.21     0.23


Net asset value, end of year ........  $ 12.76 $ 12.98  $13.74  $ 13.44 $ 13.23

Total Return (a) ....................    3.45%   (0.79)%  7.41%    7.07%  3.11%

Ratios/Supplemental Data Ratios to average net assets:
  Net investment income .............    5.10%     4.89%  4.95%   5.16% 5.49%(b)
  Expenses, after expense reductions     0.68%     0.69%  0.69%   0.69% 0.70%(b)
  Expenses, before expense reductions    0.80%     0.79%  0.79%   1.24% 6.10%(b)

Portfolio turnover rate .............   21.97%    23.17% 16.29%  15.36%  12.64%

Net assets at end of year (000) ....$  17,563 $  18,772 $20,461 $16,615 $  689



(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.

Schedule of Investments
Thornburg Intermediate Municipal Fund September 30, 2000
CUSIPS:  Class A - 885-215-202, Class C - 885-215-780, Class I - 885-215-673
NASDAQ Symbols:  Class A - THIMX, Class C - THMCX, Class I - THMIX
Alabama                     (1.40%)
1,530,000                   Alabama A & M University Housing & General Fee Revenue Series       Aaa/AAA      $1,610,050
                            1992, 6.20%due 11/1/2005 (Living and Learning Center Project;
                            Insured: MBIA)
500,000                     Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)          Aaa/AAA      538,460
250,000                     Alabama Municipal Electric Authority Power Supply System Series     Aaa/AAA      257,175
                            1991-A,6.50% due 9/1/2005 (Insured: MBIA)
165,000                     Birmingham South Medical Clinic, 6.30% due 11/1/2003 (ETM)          NR/NR        167,155
1,600,000                   Lauderdale County & Florence Health Group Series A, 5.75% due       Aaa/AAA      1,653,008
                            7/1/2013(Insured: MBIA)
750,000                     Montgomery County Revenue, 7.00% due 4/1/2007 pre-refunded 4/1/01   NR/NR        774,045
                            @ 102(Human Resources Project)
Alaska                      (0.60%)
500,000                     Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)     Aaa/AAA      541,435
1,660,000                   Seward Revenue, 7.375% due 10/1/2007 (Alaska Sealife Center         NR/NR        1,674,757
                            Project)
Arizona                     (0.50%)
500,000                     Maricopa County Unified School District 89 General Obligation, 0%   Aaa/AAA      482,790
                            due7/1/2001 (Insured: FGIC)
400,000                     Tucson General Obligation Series D, 9.75% due 7/1/2012              Aa2/AA       564,204
500,000                     Tucson General Obligation Series D, 9.75% due 7/1/2013              Aa2/AA       712,465
California                  (9.20%)
500,000                     Abag Finance Authority For Nonprofit, 5.70% due 8/15/2014 (Odd      NR/AA-       519,900
                            Fellows HomeProject)
500,000                     California Health Facilities Financing Authority, 5.625% due        NR/BBB+      501,475
                            5/15/2008
675,000                     California HFA Revenue Series 1985-B, 9.875% due 2/1/2017           Aa/AA-       707,292
1,935,000                   California Infrastructure & Economic, 5.65% due 12/1/2014           NR/A         2,008,588
                            (American Center For Wine Food Arts Project; Insured: ACA)
1,700,000                   California Pollution Control Solid Waste Authority, 6.75% due       Aaa/NR       1,797,240
                            7/1/2011 (ETM)
4,500,000                   California Statewide Community Development Authority Certificate    Aaa/AAA      4,787,280
                            ofParticipation, 5.50% due 10/1/2007 (Unihealth America Project;
                            Insured:AMBAC)
3,340,000                   California Statewide Community Development Authority Certificate    NR/NR        3,524,067
                            ofParticipation, 5.90% due 4/1/2009 pre-refunded 4/1/03
1,000,000                   California Statewide Community Development Authority Series         NR/NR        1,059,190
                            1996-A, 6.00%due 9/1/2005 (San Gabriel Medical Center Project;
                            Insured: CaliforniaHealth) (ETM)
1,000,000                   Camino Hospital District Revenue Series A, 6.25% due 8/15/2017      Aaa/AAA      1,058,540
                            (ETM)
1,740,000                   Escondido Joint Powers Financing Authority Lease Revenue, 0% due    Aaa/AAA      1,250,938
                            9/1/2007(Center for the Arts Project; Insured: AMBAC)
2,140,000                   Golden West Schools Financing Authority Capital Appreciation, 0%    Aaa/AAA      757,367
                            due8/1/2018 (Insured: MBIA)
500,000                     Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018        Baa3/NR      550,000
                            pre-refunded8/1/05
100,000                     Orange County Local Transportation Authority Sales Tax Revenue,     Aa2/AA+      100,616
                            5.50% due2/15/2001
1,190,000                   Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured:      Aaa/AAA      1,279,642
                            MBIA)
2,280,000                   Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured:      Aaa/AAA      2,489,099
                            MBIA)
160,000                     Orange County Refunding Recovery A, 5.20% due 6/1/2003 (ETM)        Aaa/AAA      164,240
2,850,000                   Orange County Special Financing Authority Teeter Plan Revenue       Aaa/A-1      2,913,812
                            Series E,6.35% due 11/1/2014  put 11/1/01 (Insured: AMBAC)
190,000                     Orange County Unrefunded Balance Refunding Recovery A, 5.20% due    Aaa/AAA      194,792
                            6/1/2003(Insured: MBIA)
1,500,000                   Sacramento Municipal Utility District Electric Revenue, 5.145%      Aaa/AAA      1,591,875
                            (variablerate) due 11/15/2006 (Insured: FSA)
500,000                     San Diego County Water Authority Revenue & Refunding Series         Aaa/AAA      560,000
                            1993-A, 7.031%(variable rate) due 4/25/2007 (Insured: FGIC)
1,925,000                   San Diego Water Revenue Certificate of Participation, 6.25% due     Aa3/AA-      1,989,661
                            5/1/2004
425,000                     San Francisco Downtown Parking Corporation Series 1993, 5.85% due   A3/NR        428,366
                            4/1/2001
145,000                     San Marcos Certificate of Participation Series C, 0% due            NR/AAA       116,763
                            8/15/2005  (ETM)
740,000                     San Marcos Certificate of Participation Series D, 0% due            NR/AAA       594,642
                            9/2/2005  (ETM)
990,000                     Stanton Multi Family Housing Revenue Bond Series 1997, 5.62% due    NR/AAA       997,801
                            8/1/2029 put 8/1/09 (Continental Gardens Project; Collateralized:
                            FNMA)
700,000                     Sulphur Springs School District General Obligation Series B,        NR/A         728,196
                            5.60% due3/1/2004
800,000                     Sulphur Springs School District General Obligation Series B,        NR/A         842,336
                            5.70% due3/1/2005
450,000                     Sunline Transit Agency Certificate of Participation Series A,       A/NR         467,753
                            5.625% due7/1/2004
215,000                     Sunline Transit Agency Certificate of Participation Series A,       A/NR         225,449
                            5.75% due7/1/2005
Colorado                    (3.10%)
100,000                     Arvada Company Industrial Development Revenue, 5.25% due            NR/NR        98,063
                            12/1/2007 (WancoIncorporated Project; LOC: U.S. Bank, N.A.)
450,000                     Arvada Company Industrial Development Revenue, 5.60% due            NR/NR        440,109
                            12/1/2012 (WancoIncorporated Project; LOC: U.S. Bank, N.A.)
2,000,000                   Central Platte Valley Metropolitan District Company, 5.15% due      NR/A         1,924,340
                            12/1/2013(Insured: ACA)
500,000                     Colorado Housing Finance Authority Single Family Program            A1/A+        507,850
                            SubordinatedSeries C, 5.75% due 10/1/2007
960,000                     Colorado Student Obligation Bond Authority Student Loan Revenue     A/NR         983,913
                            Series B,5.90% due 9/1/2002
1,500,000                   Colorado Student Obligation Bond Student Loan Senior Subordinated   A2/NR        1,560,540
                            Series B,6.20% due 12/1/2008
2,830,000                   Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre     A1/NR        3,314,581
                            SchoolDistrict R1 Project)
2,500,000                   Mesa Valley School District Certificate of Participation Series     Aaa/AAA      2,588,600
                            B, 6.875%due 12/1/2005 (Insured: FSA)
195,000                     Thornton County Single Family Mortgage Revenue Series 1992-A,       A/NR         201,324
                            8.05% due8/1/2009
Connecticut                 (0.80%)
1,905,000                   Bristol Resource Recovery Facility Operating Committee - Solid      A2/NR        1,934,870
                            WasteRevenue Refunding Series 1995, 6.125% due 7/1/2003 (Ogden
                            Martin at BristolProject)
65,000                      New Britain Senior Citizen Housing Development Mortgage Revenue     NR/AAA       66,154
                            RefundingSeries A, 6.50% due 7/1/2002 (Nathan Hale Apartments
                            Project; Insured: FHA)
500,000                     Stratford General Obligation Series 1992, 7.15% due 3/1/2003        NR/NR        515,425
                            pre-refunded3/1/01
500,000                     Stratford General Obligation Series 1992, 7.20% due 3/1/2004        NR/NR        515,525
                            pre-refunded3/1/01
District of Columbia        (2.00%)
3,000,000                   District Columbia Refunding Series B, 6.00% due 6/1/2015            Aaa/AAA      3,177,420
                            (Insured: MBIA)
1,000,000                   District of Columbia Certificate of Participation Series 1993,      NR/BBB-      1,046,620
                            7.30% due1/1/2013
30,000                      District of Columbia HFA Mortgage Revenue Refunding, 6.00% due      Aaa/AAA      30,041
                            7/1/2002(Insured: MBIA)
600,000                     District of Columbia Hospital Revenue, 5.375% due 8/15/2015         Aaa/AAA      596,322
                            (ETM)
1,000,000                   District of Columbia Hospital Revenue Series 1997-A, 6.00% due      Aaa/AAA      1,056,470
                            8/15/2005(Medlantic Healthcare Group Project: Insured: MBIA)
490,000                     District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003      Aaa/NR       504,602
325,000                     District of Columbia Revenue, 0% due 2/15/2002 (Assoc. of           NR/AA-       303,010
                            American MedicalColleges)
250,000                     District of Columbia Revenue, 0% due 2/15/2004 (Assoc. of           NR/AA-       210,063
                            American MedicalColleges)
510,000                     District of Colunbia Un-refunded Balance Refunding A, 5.75% due     Baa3/BBB     522,108
                            6/1/2003
Florida                     (4.50%)
1,115,000                   Broward County Multi Family Housing, 5.40% due 10/1/2011            NR/NR        1,080,848
                            (Pembroke ParkApts Project; LOC: Florida Housing Finance Corp.)
105,000                     Duval County HFA Single Family Housing Revenue Series 94, 6.10%     Aaa/NR       109,943
                            due4/1/2006 (GNMA Guaranteed)
105,000                     Duval County HFA Single Family Housing Revenue Series 94, 6.10%     Aaa/NR       110,329
                            due10/1/2006 (GNMA Guaranteed)
1,700,000                   Duval County Multi Family Housing Revenue Refunding, 5.90% due      NR/A         1,691,228
                            9/1/2016(Augustine Apartments Project)
2,320,000                   Enterprise Community Development District Assessment Bonds, 6.00%   Aaa/AAA      2,425,560
                            due5/1/2010 (Insured: MBIA)
3,000,000                   Escambia County Health Facility Revenue, 5.95% due 7/1/2020         Aaa/NR       3,083,610
                            (FloridaHealth Care Facility Loan Project) (Insured: AMBAC)
155,000                     Florida Board of Education Cap Outlay, 9.125% due 6/1/2014  (ETM)   Aaa/AAA      206,637
860,000                     Florida Board of Education Cap Outlay, 9.125% due 6/1/2014          Aa2/AA+      1,149,966
1,460,000                   Florida Board Of Education Capital Outlay Refunding Public          Aa2/AA+      1,493,784
                            Education SeriesD, 5.75% due 6/1/2018
320,000                     Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/2007   Baa2/NR      339,072
                            (NationalBenevolent Association Project)
100,000                     Lee County Hospital Board Director's Revenue Series A, 5.70% due    Aaa/AAA      100,588
                            4/1/2001(Lee Memorial Hospital Project; Insured: MBIA)
500,000                     Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014      Aaa/AAA      649,505
                            (Insured:FGIC)
150,000                     Osceola County Health Facilities Revenue Series 1994, 5.75% due     Aaa/AAA      155,240
                            5/1/2004(Evangelical Lutheran Good Samaritan Project; Insured:
                            AMBAC)
2,000,000                   Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027     NR/AA        2,022,280
                            put 6/1/08(Cypress Trail Apartments Project; Guaranty: Axa
                            Reinsurance)
650,000                     Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004           Aaa/AAA      684,456
                            (Insured: MBIA)
1,405,000                   South Broward Hospital District Revenue, 7.50% due 5/1/2008         Aaa/AAA      1,524,678
                            (Insured:AMBAC)
Georgia                     (0.20%)
250,000                     Georgia Municipal Electric Authority Power Revenue Series Y,        A3/A         340,563
                            10.00% due1/1/2010
1,495,000                   Richmond County Development Authority Revenue, 0% due 12/1/2021     Aaa/NR       341,981
                            (ETM)
Hawaii                      (0.60%)
1,400,000                   Hawaii Department Budget & Finance, 5.35% due 7/1/2018 (Wilcox      NR/BBB+      1,140,146
                            MemorialHospital Project)
970,000                     Hawaii Housing Finance Development Corporation Series B, 5.85%      Aaa/AA       978,371
                            due 7/1/2017
Idaho                       (0.30%)
985,000                     Boise City Industrial Development Corporation, 5.40% due            A1/NR        957,775
                            12/15/2009(Western Trailer Company Project; LOC: First Security)
320,000                     Idaho Housing Agency Single Family Mortgage Revenue Series C,       Aa1/AA       323,798
                            7.875% due1/1/2021
Illinois                    (9.70%)
1,930,000                   Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00%     NR/BBB-      2,168,567
                            due12/1/2010  pre-refunded 12/1/04
300,000                     Central Lake County Joint Action Water Agency Series 1991, 0% due   Aaa/AAA      240,024
                            5/1/2005(Insured: MBIA)
800,000                     Champaign County Community Unit Series C, 0% due 1/1/2011           Aaa/AAA      463,352
                            (Insured: FGIC)
2,285,000                   Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due       NR/A         2,110,837
                            1/1/2014(Insured: ACA)
2,190,000                   Davis Junction Solid Waste Series A, 7.25% due 10/1/2015            NR/NR        2,167,925
655,000                     Du Page County School District Capital Appreciation, 0% due         Aaa/NR       406,650
                            2/1/2010(Insured: FGIC)
2,860,000                   Illinois Development Finance Authority Revenue, 6.00% due           Aaa/AAA      3,052,850
                            11/15/2012(Insured: MBIA)
500,000                     Illinois Development Financing Authority, 7.125% due 3/15/2007      NR/A-1       525,400
                            (Children'sHome & Aid Society Project; LOC: American National
                            Bank of Chicago)
2,400,000                   Illinois Development Financing Authority Debt Restructuring         NR/A         2,597,856
                            Revenue Series1994, 7.25% due 11/15/2009 (East St. Louis Project)
320,000                     Illinois Educational Facilities Authority Revenue, 7.125% due       NR/AAA       332,599
                            7/1/2011 pre-refunded 7/01/01
1,500,000                   Illinois Educational Facilities Authority Revenues Midwestern       NR/A         1,418,970
                            University B,5.50% due 5/15/2018 (Insured: ACA)
230,000                     Illinois Educational Facilities Authority Revenues Pre-refunded     Aaa/AAA      249,334
                            LoyolaUniversity A, 6.00% due 7/1/2011 (Insured: MBIA)
230,000                     Illinois Educational Facilities Authority Revenues Pre-refunded     Aaa/AAA      248,536
                            LoyolaUniversity A, 6.00% due 7/1/2012 (Insured: MBIA)
770,000                     Illinois Educational Facilities Authority Revenues Unrefunded       Aaa/AAA      822,807
                            BalanceLoyola A, 6.00% due 7/1/2011
770,000                     Illinois Educational Facilities Authority Revenues Unrefunded       Aaa/AAA      821,505
                            BalanceLoyola A, 6.00% due 7/1/2012
472,000                     Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010   Aaa/AAA      482,412
                            (Insured:FSA)
1,900,000                   Illinois Health Facilities Authority Revenue, 5.75% due             Aaa/AAA      1,963,517
                            8/15/2013(Childrens Memorial Hospital Series A Project; Insured:
                            AMBAC)
1,250,000                   Illinois Health Facilities Authority Revenue Healthcare Systems,    A2/A         1,232,075
                            6.25% due11/15/2019 (OSF Healthcare)
500,000                     Illinois Health Facilities Authority Revenue Refunding Series       B2/B+        400,690
                            1992, 7.00%due 1/1/2007 (Mercy Hospital Project)
1,000,000                   Illinois Health Facilities Authority Revenue Series 1992, 7.00%     Baa2/NR      1,037,710
                            due7/1/2002 (Trinity Medical Center Project)  (ETM)
46,000                      Illinois Health Facilities Authority Revenue Series A, 7.60% due    Aaa/AAA      51,811
                            8/15/2010(Insured: FSA)
870,000                     Illinois Health Facilities Authority Revenue Series A, 6.10% due    Aa2/AA+      891,820
                            8/15/2014(Northwestern Memorial Hospital Project)
1,525,000                   Illinois University Auxiliary Facilities System Revenue Series      Aaa/AAA      1,455,857
                            1992, 0% due10/1/2001 (Insured: MBIA)
1,000,000                   Lake County Community Consolidated School District 73, 9.00% due    Aaa/NR       1,191,910
                            1/1/2006(Insured: FSA)
710,000                     McHenry County School District Woodstock General Obligation,        Aaa/AAA      771,564
                            6.80% due1/1/2006 (Insured: FSA)
1,015,000                   Melrose Park Tax Increment Series B, 6.50% due 12/15/2015           Aaa/AAA      1,096,687
                            (Insured: FSA)
180,000                     Rock Island Residential Mortgage Revenue, 7.70% due 9/1/2008        Aa/NR        185,686
800,000                     Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006   Aa3/NR       892,952
1,170,000                   Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014             Aaa/AAA      1,165,753
                            (GNMACollateralized)
1,600,000                   Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019             Aaa/AAA      1,593,104
                            (GNMACollateralized)
1,000,000                   Southwestern Illinois Development Authority Medical Facilities      Baa2/BBB+    1,058,580
                            Series A,7.00% due 8/15/2012  pre-refunded 8/15/02
500,000                     Southwestern Illinois Development Authority Revenue, 5.375% due     Baa2/BBB+    418,670
                            8/15/2015
1,715,000                   Sterling Special Facilities Revenue, 6.00% due 9/1/2014 (LOC:       NR/A+        1,711,690
                            MercantileBank)
1,590,000                   University Illinois University Revenues Capital Appreciation, 0%    Aaa/AAA      757,110
                            due4/1/2014 (Insured: MBIA)
Indiana                     (5.60%)
895,000                     Allen County Economic Development, 5.80% due 12/30/2012 (Indiana    NR/NR        894,132
                            InstituteOf Technology Project)
315,000                     Carmel Economic Development Revenue Refunding FHA Loan, 5.875%      Aa/NR        322,604
                            due 9/1/2005(Insured: FHA)
665,000                     Danville Community Elementary School Building Corporation, 6.75%    NR/A         695,490
                            due1/15/2004  pre-refunded 1/15/02
1,515,000                   Dyer Redevelopment Authority Economic, 6.40% due 7/15/2015          NR/BBB+      1,554,723
1,910,000                   Dyer Redevelopment Authority Economic, 6.50% due 7/15/2016          NR/BBB+      1,961,952
350,000                     East Chicago Elementary School Building First Mortgage Series A,    NR/A         375,746
                            6.25% due7/5/2008
1,000,000                   Gary Building Corporation - Lake County First Mortgage Series       NR/NR        1,088,770
                            1994-B, 8.25%due 7/1/2010 (Sears Building Project)
1,020,000                   Goshen Chandler School Building Capital Appreciation Refunding,     Aaa/AAA      597,088
                            0% due1/15/2011 (Insured: MBIA)
255,000                     Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008              NR/A         268,811
2,600,000                   Hamilton Southeastern North Delaware School Building, 6.25% due     Aaa/AAA      2,789,878
                            7/15/2006(Insured: AMBAC)
1,000,000                   Huntington Economic Development Revenue, 6.40% due 5/1/2015         NR/NR        1,007,180
                            (UnitedMethodist Memorial Project)
700,000                     Indiana Bond Bank Special Program Series 1991-F, 7.00% due          NR/A+        718,613
                            8/1/2007
885,000                     Indiana Public School Building Corp First Mortgage, 6.00% due       NR/AA        942,799
                            1/5/2007
910,000                     Indiana Public School Building Corp First Mortgage, 6.00% due       NR/AA        973,464
                            7/5/2007
1,065,000                   Indiana State Educational Facilities Authority Revenue, 5.65% due   NR/A-        1,038,727
                            10/1/2015(University Indianapolis Project)
1,025,000                   Indiana State Educational Facilities Authority Revenue, 5.70% due   NR/A-        996,720
                            10/1/2016(University Indianapolis Project)
500,000                     Indianapolis Economic Development Revenue, 5.50% due 6/1/2014       Aa3/NR       502,940
740,000                     Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009    Aa2/AA-      471,691
1,195,000                   Lake Central Multi District School Building Mortgage Revenue        NR/A         1,251,786
                            Series 1992-B,6.25% due 1/15/2004  pre-refunded 7/15/02
1,000,000                   Penn High School Building Corporation Series 1992, 6.00% due        NR/A         1,031,110
                            6/15/2003
1,200,000                   Wawasee Community School Corporation First Mortgage, 5.50% due      NR/AA-       1,229,208
                            7/15/2012
Iowa                        (2.20%)
185,000                     Council Bluffs General Obligation Series B, 5.35% due 6/1/2004      NR/NR        186,278
3,350,000                   Iowa Department General Services Certificate of Participation       Aaa/AAA      3,502,660
                            Series 1992,6.50% due 7/1/2006 (Insured: AMBAC)
1,000,000                   Iowa Finance Authority Hospital Facility Revenue, 6.00% due         Aaa/AAA      1,069,610
                            7/1/2012(Trinity Regional Hospital Project; Insured: FSA)
1,000,000                   Iowa Finance Authority Hospital Facility Revenue, 6.75% due         A1/NR        1,047,780
                            2/15/2016
500,000                     Iowa Finance Authority Mortgage Revenue Series A, 5.90% due         Aaa/NR       491,515
                            5/20/2020(Abbey Healthcare; GNMA Collateralized)
2,000,000                   Iowa Finance Authority Revenue, 6.00% due 12/1/2018                 Aa3/AA-      1,973,700
Kansas                      (1.20%)
4,200,000                   Wichita Hospital Revenue Refunding Improvement Series XI, 6.75%     NR/A+        4,427,892
                            due11/15/2019
Kentucky                    (2.40%)
1,000,000                   Erlanger Improvement Assessment, 7.375% due 8/1/2010 (Public        NR/NR        1,026,540
                            Improvement1993 Project)
2,160,000                   Fulton County Industrial Building Revenue Series 1995, 7.20% due    NR/NR        540,000
                            2/1/2003(H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by
                            H.I.S.) (a)
2,020,000                   Fulton County Industrial Building Revenue Series 1995, 7.60% due    NR/NR        505,000
                            2/1/2007(H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by
                            H.I.S.) (a)
1,665,000                   Hickman Industrial Building Revenue, 6.95% due 8/1/2009 (H.I.S.     NR/NR        416,250
                            Jeans ofKentucky Project) (a)
4,000,000                   Kentucky Economic Development Finance Authority Series C, 0% due    NR/AAA       3,055,160
                            10/1/2015(Norton Healthcare Project; Insured: MBIA)
750,000                     Kentucky Turnpike Authority Recovery Revenue, 6.00% due 7/1/2009    Aaa/AAA      750,930
                            (Insured:MBIA)
465,000                     Muhlenberg County Industrial Development, 7.00% due 9/1/2001        NR/A-        468,292
                            (HarscoCorporation Project)
1,120,000                   Paintsville First Mortgage Revenue Refunding Series 1991, 8.65%     NR/NR        1,166,279
                            due9/1/2005 (Paul B. Hall Medical Center Project; Health
                            ManagementAssociates)
935,000                     Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC:        NR/NR        898,572
                            Allied IrishBank)
Louisiana                   (2.80%)
455,000                     Calcasieu Parish Industrial Development Board Pollution Control     Baa3/BBB-    456,733
                            Revenue,7.80% due 12/1/2005 (Cities Service Corporation Project;
                            Occidental Corp.)
14,327                      East Baton Rouge Mortgage Financing Authority Purchase Revenue,     Aaa/AAA      14,242
                            8.25% due2/25/2011 (GNMA Collateralized)
250,000                     Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019     NR/AA        253,590
                            (CarlyleApts. Project; Insured: AXA)
6,666,667                   Louisiana Public Facilities Authority Revenue Refinancing, 8.00%    NR/NR        5,316,667
                            due10/1/2009 (Schwegman Westside Expressway Project)(a)
6,500,000                   Orleans Parish School Board, 0% due 2/1/2008  (ETM)                 Aaa/AAA      4,265,755
Maine                       (0.10%)
410,000                     Maine Student Loan Revenue Refunding, 6.90% due 11/1/2003           A/NR         416,658
Maryland                    (0.30%)
935,000                     Ann Arundel County Multi Family Housing Revenue, 7.45% due          NR/BBB       976,262
                            12/1/2024  put12/1/03 (Twin Coves Apartment Project; Hud Section
                            8)
Massachusetts               (2.60%)
275,000                     Haverhill General Obligation Municipal Purpose Loan Series 1991,    Baa3/BBB     288,857
                            7.50% due10/15/2011
230,000                     Holyoke General Obligation School Project Loan Act of 1948, 7.35%   Baa1/NR      236,960
                            due8/1/2002  pre-refunded 8/1/01
1,000,000                   Holyoke General Obligation School Project Loan Act of 1948, 7.65%   Baa1/NR      1,045,610
                            due8/1/2009  pre-refunded 8/1/01
1,475,000                   Massachusetts Development Finance Agency Refunding, 6.25% due       NR/NR        1,315,022
                            1/1/2015
500,000                     Massachusetts Health & Education Facilities Authority Revenue,      Baa3/NR      485,975
                            6.25% due7/1/2004
500,000                     Massachusetts Health & Education Facilities Authority Revenue,      Aaa/NR       530,080
                            6.625% due11/15/2022 pre-refunded 11/15/04
2,510,000                   Massachusetts Housing Finance Authority Insured Rental Housing      Aaa/AAA      2,550,110
                            Series1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
1,905,000                   Massachusetts Industrial Financing Agency Revenue Series A,         Aaa/AAA      1,968,436
                            6.125% due12/1/2011 (Insured: MBIA)
1,000,000                   Massachusetts Industrial Financing Authority Revenue Refunding      Baa1/BBB+    1,016,820
                            Series1993-A, 6.15% due 7/1/2002 (Massachusetts Refusetech
                            Project)
Michigan                    (3.90%)
455,000                     Auburn Hills Economic Limited Obligation Revenue Refunding and      NR/NR        457,889
                            Improvement,6.15% due 12/1/2005 (Foamade Industries Project; LOC:
                            Michigan NationalBank)
500,000                     Detroit Unlimited Tax General Obligation, 8.00% due 4/1/2011        Baa1/AAA     518,810
                            pre-refunded4/1/01
1,000,000                   Flint Hospital Building Authority Revenue, 5.375% due 7/1/2018      NR/A         904,850
                            (Hurley MedCenter Project; Insured: ACA
1,000,000                   Flint Refunding Tax Increment General Obligation Fin Auth, 6.125%   Baa3/NR      992,120
                            due6/1/2006
650,000                     Kalamazoo Hospital Finance Authority Revenue Series 1994A, 6.25%    Aaa/AAA      708,799
                            due6/1/2014 (Borgess Medical Center; ETM)
1,000,000                   Kent Hospital Finance Authority Michigan Hospital, 7.25% due        Aaa/AAA      1,165,990
                            1/15/2013(Insured: MBIA)
965,000                     Kent Hospital Finance Authority Revenue Refunding Series 1992,      Aaa/AAA      996,343
                            6.20% due11/1/2002 (Pinerest Christian Hospital Project; Insured:
                            FGIC)
2,350,000                   Michigan Higher Education Facilities Authority Refunding            NR/A+        2,265,518
                            LimitedObligation, 5.35% due 5/1/2015 (Thomas M. Cooley; LOC:
                            First of AmericaBank)
1,000,000                   Michigan Housing Development Authority Rental Revenue, 4.85% due    NR/A+        1,023,910
                            4/1/2004(Insured: AMBAC)
500,000                     Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50%     Aaa/AAA      520,560
                            due9/15/2007 (Greenwood Villa Project; Insured: FSA)
1,215,000                   Michigan Strategic Fund Limited Obligation Refunding Revenue        NR/NR        1,259,967
                            Series 1992,6.25% due 8/15/2004 (Environmental Research Institute
                            Project; pre-refunded8/15/02)
575,000                     Michigan Strategic Fund Refunding Series B, 5.125% due 9/1/2013     Aa3/NR       552,132
                            (HopeNetwork Project; LOC: First of America Bank)
1,530,000                   Southfield Economic Development Corporation Refunding Revenue       NR/NR        1,550,441
                            N.W. 12Limited Partneship, 7.25% due 12/1/2010
1,025,000                   Wayne County Building Authority Limited Tax General Obligation      A3/A-        1,089,913
                            Sinking FundSeries 1992-A, 7.80% due 3/1/2005  pre-refunded
                            3/1/02
225,000                     Wayne County Downriver System Sewage Disposal Series A, 7.00% due   A3/A-        237,994
                            11/1/2013pre-refunded 11/1/02
Minnesota                   (0.40%)
820,000                     Monticello Pollution Control Revenue Northern States Power Co.,     A1/A         822,091
                            5.375% due2/1/2003
500,000                     Southern Minnesota Municipal Power Agency Supply Series C, 5.00%    Aaa/AAA      468,720
                            due1/1/2017  (Insured: MBIA)
Mississippi                 (1.60%)
3,300,000                   Adams County Hospital Revenue Series 1991, 7.90% due 10/1/2008      Aaa/NR       3,476,220
                            (JeffersonDavis Memorial Hospital Project; pre-refunded 10/1/01
1,500,000                   Mississippi Higher Educational Authority Series C, 7.50% due        NR/NR        1,564,755
                            9/1/2009
1,000,000                   Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush    Baa3/AAA     1,039,770
                            FoundationProject; Guaranteed: Connie Lee)
Missouri                    (0.90%)
650,000                     Missouri Health and Education Facilities Authority, 0% due          NR/NR        597,552
                            7/1/2002(Missouri Baptist Medical Center Project) (ETM)
2,365,000                   St. Louis Board of Education General Obligation, 8.50% due          Aaa/AAA      2,657,621
                            4/1/2004(Insured: FGIC)
Montana                     (0.20%)
770,000                     Montana Higher Education Student Assistance Corp Series 1992-B,     A/NR         807,453
                            7.05% due6/1/2004
Nebraska                    (0.20%)
750,000                     Clay County Industrial Development Revenue, 5.25% due 3/15/2014     NR/NR        697,875
                            (HybridsCooperative Project; LOC: US Bank)
Nevada                      (0.50%)
370,000                     Clark County Certificate of  Participation, 5.75% due 3/17/2001     A2/NR        371,606
                            (UniversityMedical Center Project)
2,600,000                   Washoe County Capital Appreciation Reno Sparks Series B, 0% due     Aaa/AAA      1,476,618
                            7/1/2011(Insured: FSA)
New Hampshire               (0.30%)
1,000,000                   New Hampshire Higher Educational Health, 5.25% due 10/1/2018        NR/A         912,980
                            (FranklinPierce College Project; Insured: ACA)
New Jersey                  (0.50%)
280,000                     Cape May County Municipal Utilities Authority, 6.60% due            A1/A+        290,491
                            8/1/2003pre-refunded 8/1/01
345,000                     New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum     NR/A         355,871
                            for LivingDevelopment Project; LOC: PNC Bank)
500,000                     New Jersey Educational Facility Authority, 6.375% due 7/1/2020      Baa3/NR      487,345
                            (BethMedrash Govoha America G Project)
500,000                     New Jersey Health Care - Kennedy Health Systems Obligation Group    Aaa/AAA      529,420
                            B  , 5.75%due 7/1/2008 (Insured: MBIA)
275,000                     New Jersey Higher Education Student Loan Revenue Series 1991-A,     A/NR         284,111
                            7.00% due7/1/2005
New Mexico                  (0.50%)
800,000                     Farmington Pollution Control Revenue, 5.50% due 5/1/2024  (put      P1/A1+       800,000
                            10/1/00) (daily demand notes)
590,000                     Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC:         NR/AA-       594,879
                            Norwest Bank)
600,000                     Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC:         NR/AA-       606,168
                            Norwest Bank)
New York                    (2.20%)
300,000                     Allegheny County IDA Civic Facilities, 7.10% due 9/1/2001           Baa1/NR      307,008
                            (AlfredUniversity Project) (ETM)
1,000,000                   Nassau Health Care Corporation, 6.00% due 8/1/2011 (Insured: FSA)   Aaa/AAA      1,079,340
1,000,000                   New York City General Obligation Refunding Series B, 7.50% due      A2/A         1,010,330
                            2/1/2001
1,000,000                   New York City General Obligation Series A, 6.25% due 8/1/2008       A2/A         1,080,650
1,935,000                   New York City General Obligation Series E, 6.00% due 8/1/2008       Aaa/AAA      2,074,900
                            (Insured:FGIC)
500,000                     New York Dormitory Authority Revenue Series B, 6.25% due            Aaa/AAA      537,290
                            5/15/2014 pre-refunded 5/15/04
250,000                     New York Housing Finance Agency SVC Contract Obligation Revenue     Baa1/A       254,695
                            Series A,6.375% due 9/15/2015
1,500,000                   New York Local Government Assistance Corporation Series 1992,       Aaa/AA-      1,581,495
                            6.875% due4/1/2006  pre-refunded 4/1/02
100,000                     Onondaga County Industrial Development Civic Facilities Revenue,    NR/A+        103,824
                            7.90% due1/1/2017  pre-refunded 1/1/03 (LOC: Fleet Trust Company)
North Carolina              (0.50%)
650,000                     Craven County Industrial Facilities Pollution Control Financing     NR/NR        667,427
                            AuthoritySolid Waste Revenue, 7.875% due 6/1/2005 (Weyerhaeuser
                            Company Project)
1,200,000                   North Carolina Eastern Municipal Power Refunding Series A, 5.70%    Aaa/AAA      1,229,712
                            due1/1/2013 (Insured: MBIA)
North Dakota                (0.10%)
365,000                     Grand Forks Health Care System Revenue Bonds Series 1997, 6.25%     Aaa/AAA      392,382
                            due8/15/2006 (Altra Health Systems Obligated Group Project;
                            Insured: MBIA)
Ohio                        (2.60%)
495,000                     Bellefontaine Hospital Facility Revenue and Refunding Series        NR/BBB       502,870
                            1993, 6.00%due 12/1/2002 (Mary Rutan Health-Logan County Project)
250,000                     Bowling Green State University General Receipts Series 1991,        A2/A         257,910
                            6.70% due6/1/2007
1,000,000                   Butler County Transportation Improvement, 6.00% due 4/1/2010        Aaa/AAA      1,080,980
                            (Insured: FSA)
670,000                     Cleveland Certificate of Participation, 7.10% due 7/1/2002 (Motor   Baa1/A-      677,625
                            Vehicle &Community Equipment Project)
1,000,000                   Cleveland Parking Facilities Improvement Revenue Series 1992,       NR/NR        1,082,120
                            8.00% due9/15/2012 pre-refunded 9/15/02 @ 102
1,500,000                   Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due     NR/NR        1,470,945
                            1/1/2018 put 1/1/03 (Pelton Retirement Community Project; LOC:
                            First National Bankof Ohio)
1,100,000                   Franklin County Health Care Revenue Series 1995-A, 6.00% due        Aa2/NR       1,138,379
                            11/1/2010(Heinzerling Foundation Project; LOC: BancOne -
                            Columbus)
500,000                     Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project)     A3/NR        524,175
1,050,000                   Hamiliton County Hospital Facilities Refunding Revenue Series       Aa2/NR       1,083,138
                            1992, 6.80%due 1/1/2008 (Episcopal Retirement Homes, Inc.
                            Project; LOC: Fifth/ThirdBank)
700,000                     Hamilton County Hospital Facilities Refunding Revenue Series        Aa2/NR       720,230
                            1992, 6.55%due 1/1/2003 (Episcopal Retirement Homes, Inc.
                            Project; LOC: Fifth/ThirdBank)
350,000                     Ohio Economic Development Revenue Series 1995-2, 5.60% due          NR/A-        354,028
                            6/1/2002 (WirtMetal Products Project)
760,000                     Reynoldsburg Health Care Facilities Revenue Bonds Series 1997,      Aaa/NR       782,542
                            5.70% due10/20/2012 (GNMA Collateralized)
Oklahoma                    (1.60%)
1,020,000                   Oklahoma City Municipal Impt Authority, 0% due 7/1/2008 (Insured:   Aaa/AAA      689,163
                            AMBAC)
500,000                     Oklahoma City Municipal Water Sewer Capital Appreciation Series     Aaa/AAA      375,870
                            C, 0% due7/1/2006 (Insured: AMBAC)
195,000                     Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007       Aaa/AAA      139,041
                            (Insured:AMBAC)
1,075,000                   Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011       Aaa/AAA      610,524
                            (Insured:AMBAC)
1,485,000                   Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013       Aaa/AAA      740,525
                            (Insured:AMBAC)
40,000                      Pryor Creek EDA Mortgage Revenue Refunding Series 1991-A, 6.625%    NR/AAA       40,304
                            due7/1/2001 (FNMA Guaranteed)
785,000                     Pushmataha County Town of Antlers Hospital Authority Revenue        NR/NR        820,505
                            Series 1991,8.75% due 6/1/2006
1,485,000                   Tulsa Industrial Development Authority Hospital Revenue, 6.10%      Aa3/AA       1,584,139
                            due2/15/2009 (Medical Center Project; pre-refunded 2/15/06 @ 106
500,000                     Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due    Aaa/AAA      519,780
                            11/1/2006(Ogden Martin Project; Insured: AMBAC)
500,000                     Woodward Municipal Hospital Authority Revenue Series 1994, 8.25%    NR/NR        526,385
                            due11/1/2009
Oregon                      (2.00%)
1,025,000                   Albany Hospital Facility Authority Gross Revenue and Refunding      NR/NR        1,028,967
                            Series 1994,7.00% due 10/1/2005 (Mennonite Home Project)
2,755,000                   Clackamas County Hospital Facility Refunding Odd Fellows Home       NR/NR        2,414,620
                            Series A,5.70% due 9/15/2013
800,000                     Forest Grove Campus Improvement & Refunding Pacific University,     NR/AA        831,264
                            6.00% due5/1/2015 (Insured: Asset Guaranty)
900,000                     Oregon Economic Development Department Revenue Series CLII, 7.00%   Aa1/NR       928,863
                            due12/1/2002 (Smokecraft Project; LOC: Seafirst Bank)
1,070,000                   Oregon Economic Development Department Revenue Series CLII, 7.70%   Aa1/NR       1,138,565
                            due12/1/2014 (Smokecraft Project; LOC: Seafirst Bank)
1,000,000                   Port of Portland Industrial Revenue Series 85, 7.25% due            NR/NR        1,039,390
                            10/1/2009 (AshGrove Cement Project)
Pennsylvania                (4.90%)
500,000                     Allegheny County Hospital Development, 7.00% due 8/1/2015  (ETM)    NR/AAA       569,870
1,400,000                   Allegheny County Hospital Development Health Series B, 6.50% due    A2/NR        1,457,638
                            5/1/2012
2,050,000                   Allegheny County Hospital Revenue, 6.00% due 4/1/2006 (University   Aaa/AAA      2,170,827
                            ofPittsburgh Hospital; Insured: MBIA)
1,880,000                   Beaver County Hospital Revenue, 6.60% due 7/1/2004 pre-refunded     Aaa/AAA      1,981,182
                            7/1/02 @102 (Insured: AMBAC)
2,000,000                   Carbon County Industrial Development Authority Refunding, 6.65%     NR/BBB-      2,033,840
                            due5/1/2010 (Panther Creek Partners Project)
575,000                     Chartiers Valley School District Capital Appreciation Refunding     Aaa/AAA      419,773
                            Series 2,0% due 3/1/2007  (ETM)
2,800,000                   Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004 crossover    Aaa/AAA      2,866,248
                            refunded6/1/01 @ 101 (Insured: FSA)
800,000                     Harrisburg Authority Lease Revenue Series 1991, 6.625% due          Aaa/AAA      819,584
                            6/1/2006crossover refunded 6/1/01 @ 101 (Insured: Capital
                            Guaranty)
785,000                     Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due        Aaa/AAA      838,804
                            11/15/2007(Insured: AMBAC)
150,008                     Lehigh County Industrial Development Authority Revenue, 7.45% due   Ba2/NR       150,234
                            8/1/2001(Kresge Company Project)
800,000                     McKeesport Area School District Series B, 0% due 10/1/2004          NR/A         656,672
1,000,000                   Montgomery County Industrial Development Authority Revenue, 7.50%   NR/A+        1,026,730
                            due1/1/2012 (LOC: Banque Paribas)
2,032,839                   Pennsylvania High Education University Compound Interest Series     Aaa/AAA      473,895
                            14, 0% due7/1/2020 (Insured: AMBAC)
915,000                     Philadelphia Water & Sewer Revenue 10th Series, 7.35% due           Aaa/AAA      975,582
                            9/1/2004  (ETM)
750,000                     Pine Richland School District, 0% due 9/1/2003  pre-refunded        Aaa/AAA      653,453
                            9/1/01 @ 89.8(Insured: AMBAC)
1,000,000                   Scranton Lackawanna Health & Welfare Authority, 7.125% due          Ba3/NR       939,200
                            1/15/2013
Rhode Island                (0.90%)
595,000                     Pawtucket Public Building Authority Water System Revenue, 7.45%     Aaa/NR       619,937
                            due7/1/2005  pre-refunded 7/1/01 @ 102
680,000                     Providence Public Building Authority Revenue, 7.10% due 12/1/2003   Baa2/NR      712,980
                            pre-refunded 12/1/01 @ 102 (Veazie Street School and Modular
                            ClassroomProject)
1,000,000                   Rhode Island Health & Education Building Refunding, 6.00% due       NR/AAA       1,018,250
                            8/1/2014(Insured: FHA)
355,000                     Rhode Island Health & Educational Building Corporation Series       NR/AAA       367,911
                            1991, 7.10%due 11/1/2002  pre-refunded 11/1/01 @ 101 (South
                            County Hospital Project)
720,000                     West Warwick General Obligation, 5.90% due 1/1/2005 (Insured:       Aaa/AAA      742,586
                            MBIA)
South Carolina              (0.40%)
950,000                     Florence County Certificate of Participation Series, 6.00% due      Aaa/AAA      994,678
                            3/1/2008(Insured: AMBAC)
360,000                     Medical University Hospital Facilities Revenue, 6.00% due           Baa2/A       369,857
                            7/1/2014
South Dakota                (0.10%)
500,000                     South Dakota Student Loan Series 1991-A, 7.60% due 8/1/2004         NR/A+        522,080
                            pre-refunded8/1/01 @ 102
Texas                       (11.90%)
1,200,000                   Bexar County Housing Finance Corporation Multi Family Housing,      Aaa/NR       1,200,324
                            5.40% due8/1/2012 (Dymaxion & Marrach Park Apts A Project;
                            Insured: MBIA)
1,270,000                   Bexar County Housing Finance Corporation Multi Family Housing,      Aaa/NR       1,279,753
                            5.95% due8/1/2020 (Dymaxion & Marrach Park Apts A Project;
                            Insured: MBIA)
975,000                     Bexar County Housing Finance Corporation Series A, 5.875% due       Aaa/NR       984,331
                            4/1/2014(Honey Creek Apartments Project)
800,000                     Bexar County Housing Finance Corporation Series A, 6.125% due       Aaa/NR       807,560
                            4/1/2020(Honey Creek Apartments Project; Insured: MBIA)
2,800,000                   Birdville Independent School District Refunding, 0% due 2/15/2012   Aaa/AAA      1,530,480
                            (PSFGuaranteed)
1,130,000                   Carroll Independent School District Capital Appreciation            Aaa/AAA      639,603
                            Refunding, 0% due2/15/2011 (PSF Guaranteed)
1,000,000                   Conroe Independent School District Refunding Series 1992, 0% due    Aaa/AAA      790,500
                            2/1/2005(PSF Guaranteed)
1,000,000                   Conroe Independent School District Refunding Series 1992, 0% due    Aaa/AAA      786,680
                            2/1/2005(PSF Guaranteed)
5,000,000                   Coppell Independent School District Capital Appreciation            NR/AAA       2,406,450
                            Refunding, 0% due8/15/2013 (PSF Guaranteed)
3,750,000                   El Paso Independent School District Capital Appreciation            Aaa/AAA      2,228,212
                            Refunding, 0% due8/15/2010 (PSF Guaranteed)
2,500,000                   El Paso Independent School District Capital Appreciation            Aaa/AAA      1,394,375
                            Refunding, 0% due8/15/2011 (PSF Guaranteed)
460,000                     El Paso Multi Family Housing Revenue Series A  , 6.00% due          A1/NR        463,418
                            12/1/2001
590,000                     El Paso Multi Family Housing Revenue Series A, 6.15% due            A1/NR        597,841
                            12/1/2002
2,460,000                   Ennis Independent School District Refunding, 0% due 8/15/2012       Aaa/NR       1,285,424
                            (PSFGuaranteed)
2,490,000                   Ennis Independent School District Refunding, 0% due 8/15/2013       Aaa/NR       1,216,564
                            (PSFGuaranteed)
2,525,000                   Ennis Independent School District Refunding, 0% due 8/15/2014       Aaa/NR       1,151,274
135,000                     Harris County Flood Control District, 0% due 10/1/2006              Aa1/AA       89,945
570,000                     Harris County Municipal Utility District 118 Unlimited Tax and      Aaa/AAA      463,666
                            RevenueRefunding Series 1992, 0% due 3/1/2004 (Insured: MBIA)
525,000                     Harris County Municipal Utility District 118 Unlimited Tax and      Aaa/AAA      398,202
                            RevenueRefunding Series 1992, 0% due 3/1/2005 (Insured: MBIA)
880,000                     Houston Water Conveyance System Contract Certificate of             Aaa/AAA      960,626
                            ParticipationSeries F, 7.20% due 12/15/2004 (Insured: AMBAC)
465,000                     Hunt Memorial Hospital District, 0% due 2/15/2001                   A/A          456,486
2,000,000                   Leander Independent School District Unlimited Tax School Building   Aaa/NR       1,632,280
                            &Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
800,000                     Mesquite General Obligation, 0% due 2/15/2002                       A1/A+        748,480
800,000                     Midland County Hospital District Revenue, 0% due 6/1/2007           NR/A-        542,008
1,000,000                   Midlothian Independent School District Capital Appreciation         Aaa/NR       546,600
                            Refunding, 0%due 2/15/2012 (PSF Guaranteed)
2,400,000                   North Central Texas Health Facility Development Series B, 5.75%     Aaa/AAA      2,388,216
                            due2/15/2015 (Insured: MBIA)
1,775,000                   Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)   Aaa/AAA      1,868,170
715,000                     Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris        Aaa/AAA      750,521
                            MethodistHealth Systems Project; Insured: AMBAC) (ETM)
3,500,000                   Tarrant County Health Facilities, 6.625% due 11/15/2020             Baa1/A-      3,431,120
                            (Adventist/Sunbelt)
2,500,000                   Texarkana Health Facilities Hospital Refunding Series A, 5.75%      Aaa/AAA      2,609,850
                            due10/1/2011 (Insured: MBIA)
3,000,000                   Travis County Health Facilities Development  Series A, 6.25% due    Aaa/AAA      3,203,940
                            11/15/2014(Ascension Health Project (Insured: MBIA)
2,000,000                   Travis County Health Facilities Development Series A, 5.75% due     Aaa/AAA      2,111,420
                            11/15/2010(Ascension Health Project) (Insured: MBIA)
500,000                     Trinity Water Revenue, 5.75% due 10/15/2000 (Livingston Project)    A/A+         500,265
870,000                     Waco Health Facilities Development Corporation Series A, 6.00%      Aa2/AA       890,480
                            due11/15/2015 (Ascension Health)
1,050,000                   Waco Health Facilities Development Corporation Series A, 6.00%      Aa2/AA       1,068,238
                            due11/15/2016 (Ascension Health)
500,000                     West Harris County Municipal Utility Refunding, 6.00% due           NR/AA        511,985
                            3/1/2017 (AssetGuaranty)
Utah                        (1.80%)
1,000,000                   Intermountain Power Agency Revenue 1986 Series B, 5.00% due         A1/A+        920,920
                            7/1/2016
435,000                     Ogden Neighborhood Development Agency Tax Increment Revenue, 0%     A3/NR        322,313
                            due12/30/2005 (LOC: Sumitomo Bank)
2,500,000                   Salt Lake County Housing Authority MFHR Refunding Series 1993,      Aa3/NR       2,555,900
                            5.40% due12/15/2018 put 12/15/03 (Summertree Project; LOC:
                            Commerzbank)
1,990,000                   Utah Housing Finance Agency, 6.05% due 7/1/2016 (Insured: FHA)      NR/AAA       2,003,910
800,000                     Utah Housing Finance Agency Single Family Mortgage D 2 Class I,     Aa2/AA       815,640
                            5.85% due7/1/2015
Virginia                    (3.30%)
2,000,000                   Alexandria Industrial Development Authority, 5.90% due 10/1/2020    Aaa/AAA      2,041,060
                            (Insured:AMBAC)
1,500,000                   Alexandria Industrial Development Authority Institute For Defense   Aaa/AAA      1,584,825
                            AnalysesA, 6.00% due 10/1/2014 (Insured: AMBAC)
1,590,000                   Alexandria Industrial Development Authority Institute For Defense   Aaa/AAA      1,672,330
                            AnalysesA, 6.00% due 10/1/2015 (Insured: AMBAC)
500,000                     Arlington County Industrial Development, 6.30% due 7/1/2016         NR/A         507,895
2,000,000                   Hampton Redevelopment Housing Authority Multi Family Housing        Baa1/AA      2,089,980
                            RefundingSeries 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase
                            Hampton ApartmentsProject; LOC: Credit Suisse)
2,000,000                   Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024    Baa1/NR      2,089,980
                            put7/1/04 (Chase Heritage @ Dulles Project)
250,000                     Virginia Housing Development Authority Series A, 7.10% due          Aa1/AA+      258,103
                            1/1/2017
1,030,000                   Virginia Housing Development Authority Series C-7, 5.40% due        Aa1/AA+      1,031,823
                            1/1/2001
1,000,000                   Virginia Housing Development Authority Subordinated Series D-3,     Aa1/AA+      1,032,180
                            6.05% due7/1/2013
Washington                  (4.60%)
1,000,000                   Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due     Aaa/AAA      1,037,550
                            9/1/2003(Insured: FGIC)
1,100,000                   Clark County Industrial Revenue Solid Waste Transfer Stations       Aa3/NR       1,139,545
                            Series 1991,7.50% due 12/15/2006 (Columbia Resource Company
                            Project; LOC: U.S. Bank ofOregon)
350,000                     Grant County Public Utility District 002 Wanapum Hydro Electric     Aaa/AAA      360,280
                            RevenueSeries C, 6.00% due 1/1/2003 (Insured: AMBAC)
415,000                     Grant County Public Utility District 002 Wanapum Hydro Electric     Aaa/AAA      438,447
                            RevenueSeries C, 6.00% due 1/1/2006 (Insured: AMBAC)
1,500,000                   Pilchuck Development Public Corporation IDRB Series 1993, 6.25%     Aa3/NR       1,520,805
                            due8/1/2010 (Little Neck Properties Project; LOC: U.S. Bancorp)
790,000                     Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/2002         A3/BBB+      810,406
2,690,000                   Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured:    Aaa/AAA      2,787,324
                            MBIA)
1,735,000                   Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured:    Aaa/AAA      1,801,329
                            MBIA)
1,945,000                   Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured:    Aaa/AAA      2,005,120
                            MBIA)
400,000                     Washington Health Care Facilities Authority Revenue, 7.875% due     NR/NR        410,132
                            12/1/2009pre-refunded 12/1/00 @ 102 (LOC: Allied Irish Banks)
1,500,000                   Washington Health Care Facilities Refunding, 6.375% due 10/1/2010   Aaa/AAA      1,655,850
                            (Insured:FGIC)
500,000                     Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland     NR/AA        490,465
                            CenterProject; Asset Guaranty)
1,000,000                   Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland    NR/AA        981,520
                            CenterProject; Asset Guaranty)
1,000,000                   Washington Public Power Supply Capital Appreciation Refunding Ser   Aa1/AA-      563,190
                            B, 0% due7/1/2011
960,000                     Washington Public Power Supply System, 0% due 7/1/2010 (Project:    Aa1/AA-      574,656
                            3)
400,000                     Washington Public Power Supply System Series 1991-A, 6.75% due      Aaa/AA-      414,676
                            7/1/2005(Project: 1)
West Virginia               (1.40%)
3,100,000                   West Virginia Parkway Economic Development Tourism Authority        Aaa/AAA      3,104,030
                            Series 1993,1.85% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
2,000,000                   West Virginia Statewide Commission Lottery Revenue Series 1997-A,   Aaa/AAA      2,068,180
                            5.50% due7/1/2005 (Insured: MBIA)
Wisconsin                   (1.20%)
245,000                     Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project;   Aaa/NR       249,618
                            SBAGuaranty)
1,000,000                   Wisconsin Health and Education, 7.75% due 11/1/2015 (Hess           NR/NR        1,030,860
                            Memorial HospitalProject)
1,200,000                   Wisconsin Health and Educational Facilities, 5.50% due 2/15/2018    NR/A-        1,014,468
2,000,000                   Wisconsin Housing and Economic Development Housing Series A,        Aaa/AAA      1,975,320
                            5.875% due11/1/2016 (Insured: AMBAC)
145,000                     Wisconsin Housing and Economic Development Series F, 7.40% due      Aa2/AA       150,934
                            7/1/2013
U. S. Virgin Islands        (0.70%)
2,485,000                   U.S. Virgin Islands Water & Power Authority Series A, 7.40% due     NR/NR        2,565,141
                            7/1/2011pre-refunded 7/01/01

                            TOTAL INVESTMENTS  (99%) (Cost $366,587,185)                                     $ 367,457,734

+                            Credit ratings are unaudited.
                            See notes to financials.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of Thornburg Investment Trust


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund series of Thornburg Investment Trust (the "Fund") at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP


New York, New York
October 27, 2000

Index comparisons
Thornburg Intermediate Municipal Fund
Index Comparison
Compares performance of Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 2000. On September 30, 2000, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.3 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.












Class A Shares
Average Annual Total Returns (periods ending 9/30/00)(at max. offering price)
One year:                     1.13%
Five years:                   3.89%
Since inception: (7/23/91):   5.77%

Class C Shares
Average Annual Total Returns (periods ending 9/30/00)
One year:                     2.70%
Five years:                   3.87%
Since inception: (9/1/94):    4.41%

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200